STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 2) - Stock Options [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Number of shares, Outstanding, Beginning balance	533,000	341,000	341,000
Number of shares, Granted	45,000	48,000	192,000
Exercised
Options forfeited/cancelled
Number of shares, Outstanding, Ending balance	578,000	389,000	533,000
Exercise Price per Share, Granted	$ 0.20
Exercise Price per Share, Exercised
Exercise Price per Share, Options forfeited/cancelled
Weighted Average Exercise Price, Outstanding as of beginning	0.73	0.96	$ 0.96
Weighted Average Exercise Price per Share, Granted	0.20	0.16	0.13
Weighted Average Exercise Price per Share, Exercised
Weighted Average Exercise Price per Share, Options forfeited/cancelled
Weighted-Average Exercise Price, Outstanding, Ending balance	0.72	0.76	0.73
Minimum [Member]
Exercise Price per Share, Outstanding at beginning	0.001	0.61	0.61
Exercise Price per Share, Granted		0.15	0.001
Exercise Price per Share, Exercised
Exercise Price per Share, Options forfeited/cancelled
Exercise Price per Share, Outstanding at ending	0.001	0.15	0.001
Maximum [Member]
Exercise Price per Share, Outstanding at beginning	1.21	1.21	1.21
Exercise Price per Share, Granted		0.31	0.32
Exercise Price per Share, Exercised
Exercise Price per Share, Options forfeited/cancelled
Exercise Price per Share, Outstanding at ending	$ 1.21	$ 1.21	$ 1.21